Commitments and Contingencies	6 Months Ended
Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

a)
During 2010, an unrelated party contributed a shuttle tanker to a subsidiary of the Partnership for a 33% equity interest in the subsidiary. The non-controlling interest owner in the subsidiary holds a put option which, if exercised, would obligate the Partnership to purchase the non-controlling interest owner’s 33% share in the entity for cash in accordance with a defined formula. The redeemable non-controlling interest is subject to remeasurement if the formulaic redemption amount exceeds the carrying value. No remeasurement was required as at June 30, 2016.

b)
In May 2013, the Partnership entered into an agreement with Statoil, on behalf of the field license partners, to provide an FSO unit for the Gina Krog oil and gas field located in the North Sea. The contract is being serviced by a new FSO unit that will be converted from the Randgrid shuttle tanker, which the Partnership purchased in August 2015 from a 67%-owned subsidiary. The FSO conversion project is expected to cost approximately $295 million, including amounts reimbursable upon delivery of the unit relating to installation and mobilization. As at June 30, 2016, payments made towards this commitment totaled $195.4 million and the remaining payments required to be made are $88.1 million (remainder of 2016) and $11.3 million (2017). Following scheduled completion of the conversion in early-2017, the FSO unit will commence operations under a three-year time-charter contract to Statoil, which includes 12 additional one-year extension options. The Partnership expects to finance the remaining conversion costs from long-term debt financing of $230 million secured in December 2015, of which $65.5 million was undrawn as at June 30, 2016, and to a lesser extent, through existing liquidity.

c)
In March 2014, the Partnership acquired 100% of the shares of ALP, a Netherlands-based provider of long-distance ocean towage and offshore installation services to the global offshore oil and gas industry. Concurrently with this transaction, the Partnership and ALP entered into an agreement with Niigata Shipbuilding & Repair of Japan for the construction of four state-of-the-art SX-157 Ulstein Design ultra-long distance towing and anchor handling offshore installation vessel newbuildings. These vessels will be equipped with dynamic positioning capability and are scheduled for delivery during the remainder of 2016 to early-2017. The total cost to acquire these newbuildings is approximately $216 million, net of amounts reimbursable by Niigata Shipbuilding & Repair of Japan upon the delivery of the vessels. As at June 30, 2016, payments made towards these commitments totaled $129.6 million and the remaining payments required to be made under these newbuilding contracts are $53.1 million (remainder of 2016) and $33.7 million (2017). The Partnership expects to finance the remaining newbuilding installments primarily from long-term debt financing of approximately $185 million secured for these vessels in July 2015, of which $109 million was undrawn as at June 30, 2016.

d)
In August 2014, the Partnership acquired 100% of the outstanding shares of Logitel, a Norway-based company focused on high-end UMS. As part of this transaction, the Partnership assumed three UMS newbuilding contracts ordered from the COSCO (Nantong) Shipyard (COSCO) in China. The Partnership took delivery of one of the UMS newbuildings, the Arendal Spirit, in February 2015.

In February 2016, a special committee of the Board of Directors of Sevan Marine ASA (or Special Committee), responding to allegations made by certain minority shareholders of Sevan Marine ASA (or Sevan), advised the Partnership that they had initiated a review of the legality of the agreements between Sevan and CeFront Technology AS (or CeFront) relating to the transfer to Logitel Offshore Pte. Ltd. or its wholly-owned subsidiaries (collectively Logitel Offshore) in 2013 of two hulls to be converted into UMS, including the $60 million bond loan (of which $41 million was a vendor credit and $19 million was a cash loan) granted by a Sevan affiliate to Logitel (or the 2013 Transaction). The Special Committee also reviewed the legality of the agreements between Sevan and the Partnership entered into in connection with the 2014 transaction whereby the Partnership acquired Logitel from CeFront (or the 2014 Transaction). The Special Committee advised the Partnership that it had obtained legal advice indicating that Sevan had failed to obtain necessary shareholder approvals in connection with both the 2013 Transaction and the 2014 Transaction. The Special Committee also advised the Partnership of its view that the $60 million bond loan to Logitel represents lending to a related party of a Sevan shareholder, which is in breach of Norwegian corporate law. The Special Committee has advised the Partnership that the failure to obtain the necessary shareholder approvals would render certain of the agreements in the Logitel transaction either void or voidable, exposing the Partnership to potential claims for restitution as mandated by Norwegian corporate law.

During the second quarter of 2016, the Partnership canceled the UMS construction contracts for the two remaining UMS newbuildings, the Stavanger Spirit and the Nantong Spirit. As a result of this cancellation, the Partnership wrote-off $43.7 million of the assets related to these newbuildings and reversed contingent liabilities of $14.5 million associated with the delivery of these assets during the three and six months ended June 30, 2016 (see notes 4 and 14). The estimate of potential damages for the cancellation of the Stavanger Spirit newbuilding contract is based on the amount due for the final yard instalment of approximately $170 million less the estimated fair value of the Stavanger Spirit. Given the unique design of the vessel as well as the lack of recent sale and purchase transactions for this type of asset, the value of this vessel, and thus ultimately the amount of potential damages that may result from the cancellation, is uncertain. The estimate of potential damages for the cancellation of the Nantong Spirit newbuilding contract is based upon estimates of a number of factors, which will ultimately be decided upon between the parties, including accumulated costs incurred by COSCO, sub-supplier contract cancellation costs, as well as how such costs are treated under the termination provisions in the contract. The Partnership estimates that the amount of potential damages related to the cancellation of the Nantong Spirit contract could range between $10 million and $40 million.

As at June 30, 2016, the Partnership has accrued $58 million in aggregate related to the above potential claims from Sevan and COSCO. Pursuant to the Stavanger Spirit newbuilding contract and related agreements, COSCO only has recourse to the single purpose subsidiary that is a party to the Stavanger Spirit newbuilding contract and its immediate parent company, Logitel Offshore Pte. Ltd. for damages incurred. Logitel Offshore Pte. Ltd. owns a 100% direct interest in a subsidiary that owns the Arendal Spirit UMS and the subsidiary that is a party to the existing charter contract for the Arendal Spirit UMS. Pursuant to the Nantong Spirit newbuilding contract, COSCO only has recourse to the single purpose subsidiary that is a party to the Nantong Spirit newbuilding contract.

e)
In October 2014, the Partnership sold a 1995-built shuttle tanker, the Navion Norvegia, to a 50/50 joint venture of the Partnership and Odebrecht Oil and Gas S.A. (or OOG). The vessel is committed to a new FPSO conversion for the Libra field located in the Santos Basin offshore Brazil. The conversion project will be completed at Sembcorp Marine’s Jurong Shipyard in Singapore and the FPSO unit is scheduled to commence operations in early-2017 under a 12-year fixed-rate contract with a consortium led by Petroleo Brasileiro SA (or Petrobras). The FPSO conversion is expected to cost approximately $1.0 billion. As at June 30, 2016, payments made by the joint venture towards these commitments totaled $390.2 million and the remaining payments required to be made by the joint venture are $415.5 million (remainder of 2016) and $198.9 million (2017). The Partnership intends to finance its share of the conversion through existing long-term debt financing within the joint venture, and to a lesser extent, through existing liquidity. The joint venture secured a long-term debt facility in 2015 providing total borrowings of up to $804 million for the FPSO conversion (see note 15).

f)
In December 2014, the Partnership acquired the Petrojarl I FPSO unit from Teekay Corporation for $57 million. The Petrojarl I is undergoing upgrades at the Damen Shipyard Group’s DSR Schiedam Shipyard in the Netherlands with an estimated cost of approximately $325.0 million, which includes the cost of acquiring the Petrojarl I. The FPSO is scheduled to commence operations in the first quarter of 2017 under a five-year fixed-rate charter contract with Queiroz Galvão Exploração e Produção SA (or QGEP). As at June 30, 2016, payments made towards these commitments, including the acquisition of the Petrojarl I FPSO unit from Teekay Corporation, totaled $199.1 million and the remaining payments required to be made are $87.1 million (remainder of 2016) and $38.8 million (2017). The Partnership intends to finance the remaining upgrade payments through an existing $180 million long-term loan, which the Partnership secured in June 2015, of which $26.5 million was undrawn as at June 30, 2016, and with its existing liquidity.

g)
In June 2015, the Partnership entered into 15-year contracts, plus extension options, with a group of oil companies to provide shuttle tanker services for oil production on the East Coast of Canada. These contracts were initially being serviced by three third party-owned shuttle tankers operating on the East Coast of Canada, which were chartered-in to the Partnership. One of these vessels was replaced by one of the Partnership’s existing shuttle tankers, the Navion Hispania, during the third quarter of 2015. The Partnership has entered into contracts to construct three Suezmax DP2 shuttle tanker newbuildings for a fully built-up cost of approximately $368 million. These vessels will replace the existing vessels servicing the East Coast of Canada. The three newbuildings are expected to be delivered in the third quarter of 2017 through the first half of 2018. As at June 30, 2016, payments made towards these commitments totaled $46.7 million and the remaining payments required to be made under these newbuilding contracts are $34.1 million (remainder of 2016), $219.0 million (2017), and $68.6 million (2018). The Partnership expects to finance the newbuilding installments primarily from long-term debt financing of $250 million secured for these vessels in June 2016, and to a lesser extent, through existing liquidity.

h)
In March 2016, Petrobras claimed that the Partnership’s November 2011 cessation of paying certain agency fees with respect to the Piranema Spirit FPSO unit’s employment should have resulted in a corresponding 2% rate reduction on the FPSO contract with Petrobras. The Partnership has estimated the maximum amount of the claim at $7.5 million, consisting of $5.0 million from a return of 2% of the charter hire previously paid by Petrobras to the Partnership for the period from November 2011 up to June 30, 2016 (which is the amount accrued by the Partnership as at June 30, 2016 as a reduction to revenue), and $2.5 million from a 2% reduction of future charter hire to the end of the term of the FPSO contract with Petrobras.